Guarantees and Contingent Liabilities - Company's Representation and Warranty Reserve (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation And Qualifying Accounts [Abstract]
Representation and Warranty Reserve, Beginning Balance	$ 240	$ 160	$ 180
Net realized losses	(115)	(120)	(137)
Change in reserve	(42)	200	117
Representation and Warranty Reserve, Ending Balance	$ 83	$ 240	$ 160